Securities	12 Months Ended
Dec. 31, 2025
Securities
Securities

Note 3:   Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

	(In thousands)
Available-for-sale Securities:
December 31, 2025:
U.S. government agencies	$2,500	$—	$(46)	$2,454
Subordinated notes	22,400	—	(1,491)	20,909
State and municipal obligations	215,893	800	(5,852)	210,841
Total debt securities	$240,793	$800	$(7,389)	$234,204
Available-for-sale Securities:
December 31, 2024:
U.S. government agencies	$12,500	$—	$(246)	$12,254
Subordinated notes	26,942	—	(2,824)	24,118
State and municipal obligations	213,319	335	(9,395)	204,259
Total debt securities	$252,761	$335	$(12,465)	$240,631

There were no allowance for credit losses as of December 31, 2025 and 2024.

The Company recorded a gain of approximately $841,000 for the year ended December 31, 2025. The Company sold $32.1 million in securities for a gain of $873,000 and sold $16.4 million for a loss of $32,000.

The Company recorded a loss of approximately $116,000 for the year ended December 31, 2024. The Company sold $27.4 million in securities for a loss of $228,000 and sold $7.2 million in securities for a gain of $112,000.

The amortized cost and fair value of available-for-sale securities at December 31, 2025, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In thousands)
Less than one year	$—	$—
One to five years	3,199	3,126
Five to ten years	28,140	26,661
Over ten years	209,454	204,417
Totals	$240,793	$234,204

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $119.4 million and $121.4 million at December 31, 2025 and 2024, respectively.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. The total fair value of these investments at December 31, 2025 and 2024, was $143.3 million and $208.8 million, which represented approximately 61% and approximately 87%, respectively, of the Company’s available-for-sale investment portfolio.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are not credit related.

The following tables show the Company’s investments’ gross unrealized losses and fair value for which an allowance for credit losses has not been recorded,, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2025 and 2024:

	December 31, 2025
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

	(In thousands)
US government agencies	$—	$—	$2,454	$(46)	$2,454	$(46)
Subordinated notes	1,916	(84)	18,993	(1,407)	20,909	(1,491)
State and municipal obligations	15,587	(135)	104,435	(5,717)	120,022	(5,852)
Total temporarily impaired securities	$17,503	$(219)	$125,882	$(7,170)	$143,385	$(7,389)

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

	(In thousands)
US government agencies	$—	$—	$12,254	$(246)	$12,254	$(246)
Subordinated notes	—	—	24,118	(2,824)	24,118	(2,824)
State and municipal obligations	127,876	(2,478)	44,535	(6,917)	172,411	(9,395)
Total temporarily impaired securities	$127,876	$(2,478)	$80,907	$(9,987)	$208,783	$(12,465)

At December 31, 2025, the unrealized losses on the Company’s investments in US government agencies, state and municipal obligations, and subordinated notes, which numbered 211, were caused by interest rate increases. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to require an allowance for credit losses to be recognized.